NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Emerging Markets Equity Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated March 25, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Mutual Funds (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 27 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 27 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 33 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 35 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Mutual Funds as of December 31, 2013” on page 35 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 36 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended October 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended October 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           Effective March 18, 2014, Ms. Jennifer Tiffany Grinstead serves as Chief Marketing Officer of the Trust.  The following information is added to the table under “Officers of the Trust” on page 32 of the SAI:

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or longer)2
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014
Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.2  From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.2  From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.2

  1           Length of time served includes time served with the Trust’s predecessors.
  2           These positions are held with an affiliated person or principal underwriter of the Fund.

9.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 40 of the SAI:

Lydia Micheaux Marshall
Jennifer Tiffany Grinstead

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Diverse Managers Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated March 25, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Mutual Funds (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 38 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 38 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 43 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 45 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Mutual Funds as of December 31, 2013” on page 45 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 46 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended October 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended October 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           Effective March 18, 2014, Ms. Jennifer Tiffany Grinstead serves as Chief Marketing Officer of the Trust.  The following information is added to the table under “Officers of the Trust” on page 42 of the SAI:

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or longer)2
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014
Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.2  From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.2  From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.2

  1           Length of time served includes time served with the Trust’s predecessors.
  2           These positions are held with an affiliated person or principal underwriter of the Fund.

9.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 50 of the SAI:

Lydia Micheaux Marshall
Jennifer Tiffany Grinstead

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

Nationwide Destination 2010 Fund	Nationwide Destination 2050 Fund
Nationwide Destination 2015 Fund	Nationwide Destination 2055 Fund
Nationwide Destination 2020 Fund	Nationwide Retirement Income Fund
Nationwide Destination 2025 Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Destination 2030 Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Destination 2035 Fund	Nationwide Investor Destinations Moderate Fund
Nationwide Destination 2040 Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Destination 2045 Fund	Nationwide Investor Destinations Conservative Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated March 1, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Mutual Funds (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 51 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 51 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 58 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 60 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Mutual Funds as of December 31, 2013” on page 60 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 61 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended October 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended October 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           Effective March 18, 2014, Ms. Jennifer Tiffany Grinstead serves as Chief Marketing Officer of the Trust.  The following information is added to the table under “Officers of the Trust” on page 57 of the SAI:

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or longer)2
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014
Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.2  From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.2  From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.2

  1           Length of time served includes time served with the Trust’s predecessors.
  2           These positions are held with an affiliated person or principal underwriter of the Fund.

9.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 66 of the SAI:

Lydia Micheaux Marshall
Jennifer Tiffany Grinstead

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Growth Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated June 2, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Mutual Funds (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 27 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 27 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 33 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 35 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Mutual Funds as of December 31, 2013” on page 35 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 36 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended October 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended October 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 40 of the SAI:

Lydia Micheaux Marshall

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

Nationwide Bailard Cognitive Value Fund	Nationwide Highmark Large Cap Growth Fund
Nationwide Bailard International Equities Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide Bailard Technology & Science Fund	Nationwide Highmark Short Term Bond Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide HighMark Small Cap Core Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide HighMark Value Fund
Nationwide HighMark Balanced Fund	Nationwide Ziegler Equity Income Fund
Nationwide HighMark Bond Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
Nationwide Highmark Large Cap Core Equity Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated November 29, 2013

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Mutual Funds (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 50 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 50 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 55 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 58 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Mutual Funds as of December 31, 2013” on page 58 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 59 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended July 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended July 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           Effective March 18, 2014, Ms. Jennifer Tiffany Grinstead serves as Chief Marketing Officer of the Trust.  The following information is added to the table under “Officers of the Trust” on page 54 of the SAI:

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or longer)2
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014
Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.2  From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.2  From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.2

  1           Length of time served includes time served with the Trust’s predecessors.
  2           These positions are held with an affiliated person or principal underwriter of the Fund.

9.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 66 of the SAI:

Lydia Micheaux Marshall
Jennifer Tiffany Grinstead

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

Nationwide Bond Fund	Nationwide International Value Fund
Nationwide Bond Index Fund	Nationwide Mid Cap Market Index Fund
Nationwide Core Plus Bond Fund	Nationwide Money Market Fund
Nationwide Enhanced Income Fund	Nationwide Portfolio Completion Fund
Nationwide Fund	Nationwide S&P 500 Index Fund
Nationwide Global Equity Fund	Nationwide Short Duration Bond Fund
Nationwide Government Bond Fund	Nationwide Small Cap Index Fund
Nationwide High Yield Bond Fund	Nationwide Small Company Growth Fund
Nationwide Inflation-Protected Securities Fund	Nationwide U.S. Small Cap Value Fund
Nationwide International Index Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated March 1, 2014 (as revised June 5, 2014)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Mutual Funds (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 57 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 57 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 64 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 66 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Mutual Funds as of December 31, 2013” on page 66 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 67 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended October 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended October 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           Effective March 18, 2014, Ms. Jennifer Tiffany Grinstead serves as Chief Marketing Officer of the Trust.  The following information is added to the table under “Officers of the Trust” on page 63 of the SAI:

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or longer)2
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014
Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.2  From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.2  From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.2

  1           Length of time served includes time served with the Trust’s predecessors.
  2           These positions are held with an affiliated person or principal underwriter of the Fund.

9.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 77 of the SAI:

Lydia Micheaux Marshall
Jennifer Tiffany Grinstead

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